Leasing Arrangements	12 Months Ended
Dec. 31, 2017
Leasing Arrangements [Abstract]
Leasing Arrangements

NOTE 19 – LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense was $111,000,  $107,000, and $45,000 for the years 2017, 2016 and 2015, respectively.

The following is a schedule of future minimum rental payments required under the facility leases as of December 31, 2017:

Year ending	Amount
December 31	(in thousands)
2018	$258
2019	259
2020	261
2021	263
2022	140
Total	$1,181